Offerings - Offering: 1	Dec. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	91,660,746
Maximum Aggregate Offering Price	$ 11,179,605,739.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,543,903.55
Rule 457(f)	true
Amount of Securities Received | shares	300,527,036
Value of Securities Received, Per Share	37.20
Value of Securities Received	$ 11,179,605,739.20
Fee Note MAOP	$ 11,179,605,739.20
Offering Note	(1) Represents the estimated maximum number of shares of American Water Works Company, Inc. ("American Water") common stock, par value $0.01 per share (the "American Water common stock"), issuable or expected to be issuable by American Water upon the completion of the proposed merger of Alpha Merger Sub, Inc. ("Merger Sub") with and into Essential Utilities, Inc. ("Essential", and such proposed transaction, the "merger"), with Essential surviving the merger as a wholly owned subsidiary of American Water, pursuant to the Agreement and Plan of Merger, dated as of October 26, 2025 (the "merger agreement"), by and among American Water, Merger Sub, and Essential, and is calculated as follows: the product of (a) 300,527,036, which is an estimate based on the number of shares of Essential common stock issued and outstanding as of December 10, 2025 and represents the sum of (i) 297,237,816 shares of Essential common stock, par value $0.50 per share ("Essential common stock"), (ii) 1,197,112 shares of Essential common stock in respect of Essential restricted stock unit awards (whether vested or unvested), and (iii) 2,092,108 shares of Essential common stock in respect of performance-based restricted stock unit awards (whether vested or unvested), multiplied by (b) 0.305, the exchange ratio in the merger agreement. In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also be deemed to cover any additional securities that may from time to time be offered or issued resulting from any forward or reverse stock splits, stock dividends, or similar transactions. (2) Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and is calculated in accordance with Rules 457(c) and 457(f)(1) under the Securities Act as follows: the product of (a) $37.20, the average of the high and low per share prices of Essential common stock as reported on the New York Stock Exchange on December 10, 2025, multiplied by (b) 300,527,036, the estimated maximum number of shares of Essential common stock to be exchanged for the shares of American Water common stock upon completion of the merger, as described above and in the merger agreement.